Fair Values	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Values
NOTE 4. FAIR VALUES

The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available and there is an active market for the instrument, this will be included in Level 1. Otherwise, it will be included in Level 2.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter
derivatives, is determined using valuation techniques that maximize the use of observable inputs and rely to the lower extent possible in the Group’s specific estimates. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If the inputs required to determine the price are not observable, the instrument will be included in Level 3.

Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3. This is the case of unlisted financial instruments.
When observable market prices are no longer available, the instrument will be included in Level 3. The instrument will return to Level 1 only when it has observable market price, and it will maintain that Level if it continues quoting. This is called transfer between levels.
Valuation Techniques
The valuation techniques to determine fair values include:

•	Market prices for similar instruments.

•	Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities (i.e., prices). For those instruments with no secondary market and which, if having to reverse positions, the Group would have to sell them to the Argentine Central Bank at the rate originally agreed in accordance with the provisions of the controlling authority, the price has been prepared based on such rate accrual.
The valuation technique to determine the fair value of Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:

(i)	Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.

(ii)	prior-month bidding and/or secondary market prices, which will be taken based on their representativeness.

(iii)	prior month spread applied to the sovereign curve.

(iv)	A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.19	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	58,141,095	—
Government Securities	1,507,757	—	5,192,430
Corporate Securities	664,317	—	184,861
Derivative Financial Instruments	—	1,398,539	930,535
Other Financial Assets	4,987,105	37,400	—
Other Debt Securities (*)	15,916,306	—	—
Financial Assets Pledged as Collateral	703,669	—	1,032,023
Investments in Equity Instruments	162,003	—	4,392,450
Liabilities
Liabilities at fair value through profit or loss	1,422,157	—	—
Derivative Financial Instruments	—	881,099	—

Total	22,519,000	58,695,935	11,732,299

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Portfolio of Instruments as of 12.31.18	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	107,833,074	—
Government Securities	4,541,662	1,966,052	722,110
Corporate Securities	474,965	55,795	1,219,227
Derivative Financial Instruments	—	2,746,893	—
Other Financial Assets	6,560,076	59,995	—
Other Debt Securities (*)	14,017,361	—	—
Financial Assets Pledged as Collateral	4,898,556	423,602	—
Investments in Equity Instruments	41,219	—	206,534
Liabilities
Liabilities at fair value through profit or loss	2,102,558	1,196,630	—
Derivative Financial Instruments	—	2,824,038	—

Total	28,431,281	109,064,743	2,147,871

(*)	It relates to Government Securities measured at fair value through other comprehensive income.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.18	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.19
Government Securities	722,110	6,629,757	18,222,949	(19,385,862)	(916,017)	(80,507)	5,192,430
Corporate Securities	1,219,227	21,564	6,504,969	(7,274,290)	273,460	(560,069)	184,861
Derivative Financial Instruments	—	—	1,280,629	—	—	(350,094)	930,535
Financial Assets Pledged as Collateral	—	2,176,092	954,328	(1,747,082)	(364,877)	13,562	1,032,023
Investments in Equity Instruments	206,534	(21,612)	5,287,224	—	322,256	(1,401,952)	4,392,450

Total	2,147,871	8,805,801	32,250,099	(28,407,234)	(685,178)	(2,379,060)	11,732,299

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.17	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.18
Government Securities	375,245	1,931,447	15,972,335	(17,099,270)	230,078	(687,725)	722,110
Corporate Securities	2,218,346	598,866	9,772,177	(10,898,949)	572,780	(1,043,993)	1,219,227
Investments in Equity Instruments	128,742	—	—	—	133,739	(55,947)	206,534

Total	2,722,333	2,530,313	25,744,512	(27,998,219)	936,597	(1,787,665)	2,147,871

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.
The Group’s policy is to recognize transfers between the fair value levels only at the end of the reporting period. Transfers occurred because the instruments without observable market prices were reclassified at Level 3, and the instruments with observable market prices at the end of the year were reclassified at Level 1.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/(Liabilities) as of 12.31.19	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	130,649,061	130,649,061	130,649,061	—	—
Repurchase Transactions	30,075,478	30,075,478	30,075,478	—	—
Loans and Other Financing	358,558,869	357,853,860	—	—	357,853,860
Other Financial Assets	5,890,829	6,461,047	6,778	—	6,454,269
Other Debt Securities	3,103,324	3,109,828	—	—	3,109,828
Financial Assets Pledged as Collateral	9,814,894	9,814,894	9,814,894	—	—
Liabilities
Deposits	393,735,406	393,891,789	—	—	393,891,789
Financing Received from the Argentine Central Bank and Other Financial Institutions	22,723,687	21,709,108	—	—	21,709,108
Debt Securities	29,240,851	29,626,673	29,626,673	—	—
Subordinated Debt Securities	15,499,212	14,972,940	—	—	14,972,940
Other Financial Liabilities	71,362,718	70,894,505	—	—	70,894,505

Items of Assets/(Liabilities) as of 12.31.18	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	220,456,335	220,456,335	220,456,335	—	—
Repurchase Transactions	3,181,371	3,181,371	3,181,371	—	—
Loans and Other Financing	434,899,689	445,470,066	—	—	445,470,066
Other Financial Assets	7,298,580	7,298,580	7,298,580	—	—
Other Debt Securities	8,171,631	8,464,945	1,173,935	—	7,291,010
Financial Assets Pledged as Collateral	11,318,650	11,318,650	11,318,650	—	—
Liabilities
Deposits	553,946,288	553,604,395	—	—	553,604,395
Financing Received from the Argentine Central Bank and Other Financial Institutions	29,914,292	27,211,986	—	—	27,211,986
Debt Securities	46,124,574	45,025,338	45,025,338	—	—
Subordinated Debt Securities	15,026,155	13,095,846	—	—	13,095,846
Repurchase Transactions	2,997,515	2,991,986	—	—	2,991,986
Other Financial Liabilities	97,275,984	97,276,093	—	—	97,276,093